As filed with the Securities and Exchange Commission on June 25, 2026

File Nos. 333-271770

811-23876

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 97	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 105	[X]

GRAYSCALE FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

290 HARBOR DRIVE, STAMFORD, CT 06902

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 668-1427

Edward McGee

Grayscale Advisors, LLC

290 Harbor Drive, 4th Floor

Stamford, CT 06902

(Name and Address of Agent for Service of Process)

With Copy to:

Nathan J. Greene, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Clifford R. Cone, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on July 30, 2026 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [Date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 97 under the Securities Act of 1933, as amended, to the registration statement on the Form N-1A of Grayscale Funds Trust (the “Registrant”), relating only to the Grayscale Stablecoin Ecosystem ETF (the “Fund”), a series of the Registrant, is being filed for the sole purpose of designating July 30, 2026 as the new date upon which Post-Effective Amendment No. 48, as filed on July 21, 2025 (Accession No. 0001213900-25-066181) (“PEA 48”), shall become effective. PEA 48 was most recently delayed until July 9, 2026, by Post-Effective Amendment No. 94.

This Amendment incorporates by reference the information contained in Parts A, B and C of PEA 48.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford and the State of Connecticut, on the 25th day of June 2026.

GRAYSCALE FUNDS TRUST
(Registrant)

By:	/s/Edward McGee
Edward McGee (Interim President and Principal Executive Officer)

Signature	Title	Date

/s/ Edward McGee	Trustee, Treasurer, Principal Financial Officer, Interim President and Principal Executive Officer	June 25, 2026
Edward McGee

/s/ James E. Farmer III*	Trustee	June 25, 2026
James E. Farmer III

/s/ Richard M. Goldman*	Trustee	June 25, 2026
Richard M. Goldman

/s/ Donna M. Milia*	Trustee	June 25, 2026
Donna M. Milia

*By:	/s/ Craig Salm
Craig Salm Attorney-in-Fact (Pursuant to Power of Attorney dated September 19, 2025 filed with Post-Effective Amendment No. 89)